HELLENIC REPUBLIC BANK SUPPORT PLAN (Tables)	12 Months Ended
Dec. 31, 2012
Hellenic Republic Bank Support Plan Tables [Abstract]
Hellenic Republic Bank Support Plan Tables [Text Block]

Pillar II - Government guaranteed short-term borrowings facility
Under the government-guaranteed borrowings facility, we participated in the second pillar of Greek Law 3723/2008 as follows:

Description	Issue date	Maturity date	Nominal amount in million EUR	Interest rate	Interest payment
Floating Rate Notes	April 26, 2010	April 2013	2,500.0	Three-month Euribor plus 1,200 bps	Quarterly
Floating Rate Notes	May 4, 2010	May 2013	1,345.0	Three-month Euribor plus 500 bps	Quarterly
Floating Rate Notes	May 4, 2010	May 2013	655.0	Three-month Euribor plus 1,200 bps	Quarterly
Floating Rate Notes	June 28, 2010	June 2013	4,265.6	Three-month Euribor plus 1,200 bps	Quarterly
Floating Rate Notes	December 23, 2010	December 2013	4,107.7	Three-month Euribor plus 1,200 bps	Quarterly
Floating Rate Notes	June 7, 2011	June 2014	1,925.0	Three-month Euribor plus 1,200 bps	Quarterly
Total			14,798.3